Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
We do not grant equity awards in anticipation of the release of material non-public information, and we do not time the release of material non-public information based on equity award grant dates or for the purposes of affecting the value of executive compensation. While we do not have a formal policy with respect to the timing of our equity award grants, and did not grant stock options in 2024, our Compensation Committee has historically granted equity awards only during periods when our trading window is open.

Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	We do not grant equity awards in anticipation of the release of material non-public information, and we do not time the release of material non-public information based on equity award grant dates or for the purposes of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false